ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Par/Shares	Value

(Cost and value in $000s)
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking, STEP, 4.45%, 2/5/15 (EUR)	1,223,000	1,576
Westpac Banking, 2.875%, 6/25/08 (EUR)	659,000	824
Total Australia (Cost $2,355)		2,400
AUSTRIA 0.9%
Government Bonds 0.9%
Republic of Austria, 5.50%, 1/15/10	12,134,000	16,275
Republic of Austria, 6.25%, 7/15/27	1,504,000	2,530
Total Austria (Cost $14,571)		18,805
BELGIUM 4.3%
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	1,573,000	2,072
		2,072
Government Bonds 4.2%
Kingdom of Belgium, 4.25%, 9/28/13	23,850,000	31,317
Kingdom of Belgium, 5.00%, 3/28/35	2,633,000	3,927
Kingdom of Belgium, 6.25%, 3/28/07	37,617,000	48,323
		83,567
Total Belgium (Cost $83,334)		85,639
BRAZIL 2.2%
Government Bonds 2.2%
Brazil Letra Tesouro Nacional, Zero Coupon, 1/1/08	12,400,000	4,870
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/11	14,553,000	9,362
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	16,152,000	9,802
Brazil Notas Do Tesouro Nacional, 6.00%, 8/15/24	7,738,000	4,501
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	22,018,000	8,646
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	18,971,000	7,167
Total Brazil (Cost $44,843)		44,348
CANADA 1.4%
Government Bonds 1.4%
Government of Canada, 4.00%, 9/1/10	2,170,000	1,953
Government of Canada, 5.75%, 6/1/33	5,275,000	6,000
Province of Ontario, 5.00%, 3/8/14	13,223,000	12,485
Province of Quebec, 9.375%, 1/16/23	5,870,000	8,119
Total Canada (Cost $26,531)		28,557
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES, 6.25%, 5/17/11 (EUR)	1,129,000	1,559
Total Cayman Islands (Cost $1,544)		1,559
DENMARK 0.9%
Corporate Securities 0.1%
Nordic Telephone, 8.25%, 5/1/16 (EUR) (1)(2)	765,000	1,048
		1,048
Government Bonds 0.8%
Kingdom of Denmark, 5.00%, 11/15/13	83,415,000	15,342
Kingdom of Denmark, 7.00%, 11/10/24	11,285,000	2,675
		18,017
Total Denmark (Cost $17,939)		19,065
FINLAND 0.4%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,598,000	2,116
		2,116
Government Bonds 0.3%
Republic of Finland, 5.00%, 7/4/07	4,233,000	5,424
		5,424
Total Finland (Cost $6,301)		7,540
FRANCE 8.8%
Corporate Bonds 0.8%
Aventis, 4.25%, 9/15/10	1,411,000	1,809
BNP Paribas, 5.25%, 12/17/12	1,129,000	1,532
Credit Agricole, STEP, 5.00%, 6/29/49 (GBP)	2,000,000	3,552
France Telecom, 7.00%, 12/23/09	1,463,000	2,020
France Telecom, 8.125%, 1/28/33	286,000	491
Gie Suez Alliance, 5.125%, 6/24/15 (2)	1,129,000	1,534
Lafarge, 5.00%, 7/16/14	1,000,000	1,312
Veolia Environment, 4.875%, 5/28/13	1,100,000	1,445
Vivendi Environment, 5.875%, 2/1/12	931,000	1,272
		14,967
Government Bonds 8.0%
Government of France, 4.00%, 10/25/14	18,900,000	24,488
Government of France, 4.75%, 10/25/12	20,900,000	28,074
Government of France, 5.00%, 10/25/16 (2)	7,054,000	9,887
Government of France, 5.50%, 4/25/29	19,749,000	30,878
Government of France, 5.75%, 10/25/32	23,794,000	38,993
Government of France, 6.50%, 10/25/06	22,500,000	28,596
		160,916
Total France (Cost $165,215)		175,883
GERMANY 21.3%
Corporate Bonds 2.4%
Deutsche Bank, 5.125%, 1/31/13	1,317,000	1,762
Deutsche Telekom, 6.625%, 7/11/11	1,411,000	1,983
ENBW International Finance, 5.875%, 2/28/12	1,129,000	1,555
KFW, 4.70%, 6/2/37 (CAD) (2)	5,250,000	4,785
KFW, 4.75%, 12/7/10 (GBP)	16,246,000	30,070
KFW, 5.50%, 12/7/15 (GBP)	4,355,000	8,523
		48,678
Government Bonds 18.9%
Bundesrepublic, 2.25%, 12/15/06	30,000,000	37,980
Bundesrepublic, 3.25%, 7/4/15 (2)	12,210,000	14,999
Bundesrepublic, 4.00%, 1/4/37	33,400,000	43,108
Bundesrepublic, 4.50%, 1/4/13	8,400,000	11,156
Bundesrepublic, 4.75%, 7/4/28	9,598,000	13,640
Bundesrepublic, 4.75%, 7/4/34	7,383,000	10,669
Bundesrepublic, 5.25%, 7/4/10	73,300,000	98,256
Bundesrepublic, 5.50%, 1/4/31	9,900,000	15,604
Bundesrepublic, 6.00%, 1/4/07	62,500,000	79,794
Bundesrepublic, 6.00%, 7/4/07	40,572,000	52,363
		377,569
Total Germany (Cost $418,357)		426,247
GREECE 0.1%
Government Bonds 0.1%
Hellenic Republic, 4.60%, 5/20/13	2,163,000	2,863
Total Greece (Cost $2,361)		2,863
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa Finance, 5.875%, 7/8/13 (EUR)	733,000	1,010
Total Hong Kong (Cost $998)		1,010
HUNGARY 0.3%
Government Bonds 0.3%
Government of Hungary, 6.25%, 6/12/08	1,182,800,000	5,295
Total Hungary (Cost $6,185)		5,295
IRELAND 1.0%
Corporate Bonds 0.4%
Bank of Ireland, 6.45%, 2/10/10	1,504,000	2,055
GE Capital European Funding, 3.50%, 2/14/13	2,500,000	3,101
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	1,504,000	2,892
		8,048
Government Bonds 0.6%
Republic of Ireland, 4.00%, 4/18/10	2,962,000	3,807
Republic of Ireland, 5.00%, 4/18/13	5,737,000	7,847
		11,654
Total Ireland (Cost $16,496)		19,702
ISRAEL 1.6%
Government Bonds 1.6%
State of Israel, 6.50%, 1/31/16	60,500,000	14,243
State of Israel, 7.50%, 3/31/14	68,900,000	17,154
Total Israel (Cost $31,409)		31,397
ITALY 5.0%
Corporate Bonds 0.5%
Autostrade, 5.00%, 6/9/14	200,000	263
Banca Intesa, 5.85%, 5/8/14	1,598,000	2,117
Banca Monte Dei Paschi di Siena, VR, 4.50%, 9/24/15
(Tender 9/24/10)	1,598,000	2,054
Edison, 5.125%, 12/10/10	941,000	1,242
Lottomatica, 4.80%, 12/22/08	800,000	1,028
Olivetti Finance, 5.875%, 1/24/08	379,000	491
Sanpaolo IMI, 3.75%, 6/9/15 (Tender 6/9/10)	1,504,000	1,886
Telecom Italia, VR, 7.25%, 4/20/11	798,000	1,130
		10,211
Government Bonds 4.5%
Republic of Italy, 4.25%, 8/1/14	13,261,000	17,295
Republic of Italy, 5.00%, 10/15/07	10,288,000	13,236
Republic of Italy, 6.00%, 11/1/07	31,788,000	41,337
Republic of Italy, 6.00%, 5/1/31	8,418,000	13,555
Republic of Italy, 7.25%, 11/1/26	2,335,653	4,190
		89,613
Total Italy (Cost $79,049)		99,824
JAPAN 12.2%
Corporate Bonds 0.1%
Mizuho Capital Investment, 5.02%, 6/29/49
(Tender 6/30/11) (EUR)	800,000	1,018
Sumitomo Mitsui Bank, 4.375%, 7/29/49
(Tender 10/15/15) (EUR)	850,000	1,042
		2,060
Government Bonds 12.1%
Government of Japan, 0.50%, 6/10/15	2,920,920,000	23,640
Government of Japan, 1.00%, 12/20/12	2,973,950,000	24,784
Government of Japan, 1.00%, 6/10/16	4,890,082,400	41,130
Government of Japan, 1.10%, 9/20/12	2,092,850,000	17,585
Government of Japan, 1.30%, 12/20/13	4,293,250,000	36,137
Government of Japan, 1.40%, 3/21/11	4,934,900,000	42,463
Government of Japan, 1.90%, 3/20/25	3,042,050,000	24,942
Government of Japan, 2.00%, 6/20/22	2,422,950,000	20,481
Government of Japan, 2.00%, 12/20/33	909,900,000	7,062
Government of Japan, 2.20%, 6/22/20	557,700,000	4,888
		243,112
Total Japan (Cost $257,036)		245,172
JERSEY 0.1%
Corporate Bonds 0.1%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,504,000	2,872
Total Jersey (Cost $2,726)		2,872
MALAYSIA 0.3%
Government Bonds 0.3%
Government of Malaysia, 3.756%, 4/28/11	19,817,000	5,330
Total Malaysia (Cost $5,270)		5,330
MEXICO 3.0%
Corporate Bonds 0.5%
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (USD) (2)	8,720,000	8,511
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	1,100,000	1,515
		10,026
Government Bonds 2.5%
United Mexican States, 8.00%, 12/24/08	236,600,000	21,715
United Mexican States, 9.00%, 12/22/11	95,473,000	9,029
United Mexican States, 9.00%, 12/20/12	43,250,000	4,097
United Mexican States, 9.50%, 12/18/14	50,055,000	4,900
United Mexican States, 10.00%, 12/5/24	107,400,000	11,157
		50,898
Total Mexico (Cost $59,842)		60,924
NETHERLANDS 4.3%
Corporate Bonds 0.4%
Bank Nederlandse Gemeenten, 4.00%, 7/15/14	800,000	1,024
ING Bank, 5.50%, 1/4/12	1,129,000	1,532
Nell AF SARL, 8.375%, 8/15/15 (1)	900,000	1,171
Rabobank Nederland, 3.125%, 7/19/10	800,000	994
RWE Finance, 5.375%, 4/18/08	847,000	1,098
RWE Finance, 6.375%, 6/3/13 (GBP)	1,504,000	2,975
		8,794
Government Bonds 3.9%
Government of Netherlands, 5.25%, 7/15/08	33,000,000	43,034
Government of Netherlands, 5.50%, 1/15/28	4,266,000	6,632
Government of Netherlands, 5.75%, 2/15/07 (2)	22,300,000	28,516
		78,182
Total Netherlands (Cost $83,412)		86,976
NIGERIA 0.0%
Common Stocks 0.0%
Central Bank of Nigeria, Warrants, 11/15/20 (USD) (3)	250	50
Total Nigeria (Cost $0)		50
POLAND 4.2%
Government Bonds 4.2%
Government of Poland, 5.75%, 6/24/08	31,600,000	10,229
Government of Poland, 6.00%, 5/24/09	58,210,000	18,974
Government of Poland, 6.00%, 11/24/10	166,375,000	54,363
Total Poland (Cost $84,582)		83,566
RUSSIA 0.6%
Government Bonds 0.6%
Gaz Capital, 4.56%, 12/9/12 (EUR)	1,700,000	2,119
Russian Federation, VR, 5.00%, 3/31/30 (USD)	8,800,000	9,831
Total Russia (Cost $11,503)		11,950
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, VR, 3.75%, 11/1/24 (USD)	5,660,000	5,023
Total Serbia (Cost $4,777)		5,023
SOUTH AFRICA 0.7%
Government Bonds 0.7%
Republic of South Africa, 13.00%, 8/31/10 (2)	96,068,000	14,168
Total South Africa (Cost $17,150)		14,168
SPAIN 4.1%
Corporate Bonds 0.6%
Banco Bilbao Vizcaya Argentaria, 4.50%, 11/12/15
(Tender 11/12/10)	800,000	1,032
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	13,110,000	9,582
Telefonica Europe, 5.125%, 2/14/13	800,000	1,049
		11,663
Government Bonds 3.5%
Kingdom of Spain, 4.00%, 1/31/10	16,434,000	21,111
Kingdom of Spain, 5.75%, 7/30/32	3,950,000	6,444
Kingdom of Spain, 6.00%, 1/31/08	32,164,000	42,044
		69,599
Total Spain (Cost $70,247)		81,262
SUPRANATIONAL 0.3%
Corporate Bonds 0.3%
Eurofima, 6.50%, 8/22/11 (AUD)	7,335,000	5,573
Total Supranational (Cost $5,614)		5,573
SWEDEN 1.3%
Corporate Bonds 0.2%
Svenska Handelsbanken, 6.125%, 3/29/49
(Tender 3/4/09) (GBP)	1,504,000	2,856
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	781,000	1,040
		3,896
Government Bonds 1.1%
Kingdom of Sweden, 5.00%, 1/28/09 (2)	155,180,000	21,945
		21,945
Total Sweden (Cost $24,352)		25,841
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,129,000	1,613
UBS (Jersey Branch), 4.50%, 9/16/19 (Tender 9/16/14) (EUR)	1,598,000	2,076
Total Switzerland (Cost $3,695)		3,689
TURKEY 1.3%
Government Bonds 1.3%
Republic of Turkey, 14.00%, 1/19/11	40,365,000	22,065
Republic of Turkey, 15.00%, 2/10/10	8,465,000	4,874
Total Turkey (Cost $31,738)		26,939
UNITED KINGDOM 8.7%
Corporate Bonds 1.5%
Barclays, 5.75%, 3/8/11 (EUR)	1,129,000	1,535
BAT International Finance, 5.125%, 7/9/13 (EUR)	1,549,000	2,045
HBOS, 4.375%, 10/30/19 (Tender 10/30/14) (EUR)	1,223,000	1,567
HSBC Bank, 4.25%, 3/18/16 (Tender 3/18/11) (EUR)	1,270,000	1,624
HSBC Holdings, 9.875%, 4/8/18	1,220,000	2,844
Imperial Tobacco Finance, 6.875%, 6/13/12	1,504,000	2,994
MMO2, 6.375%, 1/25/07 (EUR)	1,035,000	1,323
National Grid Transco, 5.00%, 7/2/18 (EUR)	386,000	501
Nationwide Building Society, 3.375%, 8/17/15
(Tender 8/17/10) (EUR)	1,692,000	2,098
Northern Rock, STEP, 5.75%, 2/28/17	2,004,000	3,797
Rolls Royce, 4.50%, 3/16/11 (EUR)	819,000	1,056
Royal Bank of Scotland, STEP, 6.00%, 6/29/49 (Tender 9/8/14)	1,904,000	3,670
Scottish Power, 8.375%, 2/20/17	1,223,000	2,823
Standard Chartered Bank, 3.625%, 2/3/17
(Tender 2/3/12) (EUR)	1,504,000	1,857
United Utilities Water, 4.25%, 1/24/20 (EUR)	450,000	549
		30,283
Government Bonds 7.2%
United Kingdom Treasury, 4.25%, 3/7/11	55,195,000	101,361
United Kingdom Treasury, 4.25%, 6/7/32	22,820,000	43,332
		144,693
Total United Kingdom (Cost $171,557)		174,976
UNITED STATES 2.2%
Corporate Bonds 2.2%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,504,000	2,858
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,504,000	2,927
Altria Finance, 5.625%, 6/24/08 (EUR)	1,549,000	2,014
American Express Credit, 3.625%, 10/13/09 (EUR)	1,692,000	2,129
CIT Group, 4.25%, 9/22/11 (EUR)	1,200,000	1,530
Citigroup, 3.875%, 5/21/10 (EUR)	867,000	1,101
Citigroup, 4.75%, 2/10/19 (Tender 2/10/14) (EUR)	800,000	1,050
Dow Chemical, 4.375%, 6/25/10 (EUR)	994,000	1,276
General Motors Acceptance Corp., 6.00%, 10/16/06 (EUR)	1,800,000	2,284
Goldman Sachs, 4.25%, 8/4/10 (EUR)	1,299,000	1,665
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,111,000	1,415
JPMorgan Chase, 4.25%, 6/9/11 (EUR)	1,223,000	1,571
JPMorgan Chase, VR, 4.375%, 11/12/19
(Tender 11/12/14) (EUR)	800,000	1,021
MBNA Europe, 4.50%, 1/23/09 (EUR)	1,035,000	1,333
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	1,504,000	2,950
Merrill Lynch, 4.625%, 10/2/13 (EUR)	1,223,000	1,594
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,223,000	1,603
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,673
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,504,000	2,803
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,223,000	1,611
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,223,000	1,566
Tyco International, 5.50%, 11/19/08 (EUR)	390,000	508
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	1,504,000	2,760
Total United States (Cost $41,784)		43,242
SHORT-TERM INVESTMENTS 7.9%
Money Market Funds 7.9%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	158,463,835	158,464
Total Short-Term Investments (Cost $158,464)		158,464
SECURITIES LENDING COLLATERAL 3.6%
Money Market Pooled Account 3.6%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 5.328% (4)	72,424,290	72,424
Total Securities Lending Collateral (Cost $72,424)		72,424
Total Investments in Securities
103.7% of Net Assets (Cost $2,023,661)		$2,078,575

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $2,219 and represents 0.1% of net assets.
(2)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(3)	Non-income producing
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Phillipines Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end
ZAR	South African Rand

Open Forward Currency Exchange Contracts at September 30, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
Lehman Brothers	10/16/06	CNY	141,141	USD	18,054	$(60)
Lehman Brothers	10/16/06	USD	16,972	CNY	132,738	(13)
State Street Bank	10/16/06	USD	1,076	CNY	8,402	(18)
State Street Bank	10/23/06	PHP	561,270	USD	10,594	168
ABN Amro	11/22/06	EUR	1,820	USD	2,320	147
ABN Amro	11/22/06	JPY	354,209	USD	3,035	4
ABN Amro	11/22/06	SEK	7,065	USD	975	(327)
ABN Amro	11/22/06	USD	23,309	BRL	50,796	-
Citibank	11/22/06	USD	16,312	ILS	70,198	6
CS First Boston	11/22/06	KRW	42,179,843	USD	44,172	(15)
CS First Boston	11/22/06	USD	12,465	PLN	38,540	(1)
JPMorgan Chase	11/22/06	CAD	7,887	USD	7,071	(184)
JPMorgan Chase	11/22/06	CZK	74,782	USD	3,428	178
JPMorgan Chase	11/22/06	EUR	56,258	USD	72,841	(19)
JPMorgan Chase	11/22/06	GBP	529	USD	1,000	(1,259)
JPMorgan Chase	11/22/06	ILS	2,582	USD	600	(82)
JPMorgan Chase	11/22/06	JPY	35,493,708	USD	308,160	(26)
JPMorgan Chase	11/22/06	MXN	6,610	USD	600	12
JPMorgan Chase	11/22/06	SGD	7,010	USD	4,474	55
JPMorgan Chase	11/22/06	THB	37,612	USD	1,001	122
JPMorgan Chase	11/22/06	TRY	1,849	USD	1,200	(2)
JPMorgan Chase	11/22/06	USD	1,202	CAD	1,339	13
JPMorgan Chase	11/22/06	USD	1,250	EUR	972	(43)
JPMorgan Chase	11/22/06	USD	67,994	GBP	35,947	(10)
JPMorgan Chase	11/22/06	USD	9,412	JPY	1,086,048	678
JPMorgan Chase	11/22/06	USD	1,000	SEK	7,304	59
Lehman Brothers	11/22/06	GBP	1,390	USD	2,599	(2)
Lehman Brothers	11/22/06	USD	82,857	EUR	65,115	(1)
Lehman Brothers	11/22/06	USD	2,123	HUF	459,131	20
Lehman Brothers	11/22/06	USD	64,872	PLN	196,806	16
State Street Bank	11/22/06	AUD	4,355	USD	3,319	(5,148)
State Street Bank	11/22/06	CAD	41,911	USD	37,978	(21)
State Street Bank	11/22/06	DKK	3,466	USD	597	(7)
State Street Bank	11/22/06	EUR	19,847	USD	25,355	152
State Street Bank	11/22/06	GBP	7,721	USD	14,503	(4)
State Street Bank	11/22/06	JPY	1,363,627	USD	11,747	462
State Street Bank	11/22/06	KRW	1,336,846	USD	1,394	21
State Street Bank	11/22/06	MXN	400,498	USD	36,475	(107)
State Street Bank	11/22/06	PLN	6,602	USD	2,162	-
State Street Bank	11/22/06	USD	19,985	CAD	22,261	923
State Street Bank	11/22/06	USD	3,767	DKK	21,787	(5)
State Street Bank	11/22/06	USD	14,950	EUR	11,610	419
State Street Bank	11/22/06	USD	3,451	GBP	1,811	(60)
State Street Bank	11/22/06	USD	983	JPY	113,058	(49)
State Street Bank	11/22/06	USD	1,572	MXN	17,191	1,896
State Street Bank	11/22/06	USD	1,593	PLN	4,902	25
State Street Bank	11/22/06	USD	11,843	TRY	17,787	(644)
UBS Securites	11/22/06	NOK	23,430	USD	3,752	(3)
UBS Securites	11/22/06	SEK	265,448	USD	37,214	(42)
UBS Securites	11/22/06	THB	132,553	USD	3,518	(10)
UBS Securites	11/22/06	USD	16,306	ILS	70,152	(6)
UBS Securites	11/22/06	USD	60,343	MXN	654,491	(5)
UBS Securites	11/22/06	USD	18,181	TRY	27,363	502
UBS Securites	11/22/06	USD	6,476	ZAR	46,462	24
State Street Bank	12/21/06	PHP	437,323	USD	8,729	170
ABN Amro	1/10/07	USD	21,806	BRL	47,908	157
State Street Bank	2/28/07	MYR	2,895	USD	796	506

Net unrealized gain (loss) on open forward currency exchange contracts						$(1,438)

Open Futures Contracts at September 30, 2006 were as follows:
(Amounts in 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 405 Canada Treasury ten year
contracts, $591 pledged as initial margin	12/06	$(41,798)	$(215)
Short, 23 Japan Treasury ten year
contracts, $348 pledged as initial margin	12/06	(24,645)	(115)
Short, 267 U.S. Tresury ten year
contracts, $408 pledged as initial margin	12/06	(28,854)	(233)
Net payments (receipts) of variation
margin to date			1,075
Variation margin receivable (payable)
on open futures contracts			$512

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Bond Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $64,167,000; aggregate collateral consisted of $72,424,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $2,023,661,000. Net unrealized gain aggregated $52,991,000 at period-end, of which $80,064,000 related to appreciated investments and $27,073,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $5,376,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2006, was $158,464,000 and $93,369,000, respectively.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Par/Shares	Value

(Cost and value in $000s)
ARGENTINA 8.0%
Government Bonds 7.3%
City of Buenos Aires, 6.65%, 6/10/09 (ITL) (1)(2)	910,000,000	578
City of Buenos Aires, 7.00%, 5/23/08 (ITL) (2)	150,750,000	97
City of Buenos Aires, 7.875%, 4/11/11 (USD)	6,292,000	6,308
City of Buenos Aires, 9.50%, 5/28/08 (1)	6,180,000	2,101
Republic of Argentina, 0.63%, 12/31/38 (3)(4)	35,275,435	5,667
Republic of Argentina, 1.33%, 12/31/38 (USD) (3)	3,657,464	1,600
Republic of Argentina, 2.79%, 12/31/33 (3)	8,603,475	3,473
Republic of Argentina, 4.192%, 8/3/12 (USD) (3)	20,345,000	14,097
Republic of Argentina, 7.00%, 9/12/13 (USD)	5,320,000	4,893
Republic of Argentina, 8.28%, 12/31/33 (USD) (4)	3,754,672	3,621
		42,435
Warrants 0.7%
Republic of Argentina, Warrants, 12/15/35 (4)(5)	70,000,000	2,046
Republic of Argentina, Warrants, 12/15/35 (USD) (4)(5)	17,367,466	1,728
		3,774
Total Argentina (Cost $41,791)		46,209
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.625%, 12/5/35 (USD)	1,000,000	1,010
Total Barbados (Cost $1,020)		1,010
BRAZIL 20.7%
Corporate Bonds 0.2%
BankBoston Banco Multiplo, 17.20%, 7/1/08	2,500,000	1,203
		1,203
Government Bonds 20.5%
Brazil Letra Tesouro Nacional, Zero Coupon, 1/1/08	3,000,000	1,178
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	15,610,000	9,473
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	22,110,000	8,682
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	8,675,000	3,277
Federal Republic of Brazil, 8.00%, 1/15/18 (USD) (4)	44,952,000	49,346
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	12,450,000	14,815
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	12,750,000	17,149
Federal Republic of Brazil, 11.00%, 8/17/40 (USD) (4)	11,125,000	14,499
		118,419
Total Brazil (Cost $109,836)		119,622
COLOMBIA 2.9%
Government Bonds 2.9%
Republic of Colombia, 7.375%, 1/27/17 (USD)	6,700,000	7,007
Republic of Colombia, 7.375%, 9/18/37 (USD)	4,310,000	4,372
Republic of Colombia, 10.375%, 1/28/33 (USD) (4)	500,000	683
Republic of Colombia, 10.75%, 1/15/13 (USD) (4)	2,000,000	2,447
Republic of Colombia, 11.75%, 2/25/20 (USD)	1,532,000	2,156
Total Colombia (Cost $16,144)		16,665

ECUADOR 0.8%
Government Bonds 0.8%
Republic of Ecuador, 9.375%, 12/15/15 (USD) (4)	1,000,000	975
Republic of Ecuador, 10.00%, 8/15/30 (USD) (1)(4)	4,000,000	3,712
Total Ecuador (Cost $5,122)		4,687
EGYPT 0.3%
Government Bonds 0.3%
Republic of Egypt, Zero Coupon, 1/30/07	9,535,000	1,612
Total Egypt (Cost $1,619)		1,612
GABON 0.1%
Government Bonds 0.1%
Republic of Gabon, 6.313%, 5/1/08 (USD) (3)	1,149,586	655
Total Gabon (Cost $653)		655
INDONESIA 3.2%
Government Bonds 3.2%
Republic of Indonesia, 6.875%, 3/9/17 (USD) (4)	11,450,000	11,736
Republic of Indonesia, 8.50%, 10/12/35 (USD) (4)	5,800,000	6,801
Total Indonesia (Cost $17,293)		18,537
IRAQ 5.2%
Government Bonds 5.2%
Republic of Iraq, 5.80%, 1/15/28 (USD) (4)	45,750,000	30,309
Total Iraq (Cost $32,225)		30,309
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, PDI, 1.90%, 3/30/18 (FRF) (2)(3)(6)	12,350,000	573
Total Ivory Coast (Cost $1,074)		573
JAMAICA 4.5%
Corporate Bonds 0.4%
Air Jamaica Limited, 9.375%, 7/8/15 (USD) (4)	2,000,000	2,115
		2,115
Government Bonds 4.1%
Government of Jamaica, 8.50%, 2/28/36 (USD) (4)	1,000,000	987
Government of Jamaica, 9.00%, 6/2/15 (USD) (4)	6,500,000	6,955
Government of Jamaica, 10.625%, 6/20/17 (USD) (4)	13,575,000	15,917
		23,859
Total Jamaica (Cost $24,344)		25,974
LEBANON 2.9%
Corporate Bonds 2.1%
Banque Deu Liban, 10.00%, 4/25/15 (USD)	11,000,000	11,935
		11,935
Government Bonds 0.8%
Republic of Lebanon, 8.25%, 4/12/21 (USD)	1,400,000	1,365
Republic of Lebanon, 8.50%, 1/19/16 (USD)	3,350,000	3,333
		4,698
Total Lebanon (Cost $16,719)		16,633
MEXICO 9.8%
Corporate Bonds 4.4%
BBVA Bancomer, 5.38%, 7/22/15 (USD)	2,000,000	1,995
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD) (4)	8,000,000	7,870
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)	2,100,000	2,066
Pemex Project Funding Master Trust, 7.75%, 9/28/49 (USD) (4)	9,250,000	9,409
Pemex Project Funding Master Trust
8.625%, 2/1/22 (USD) (1)(4)	3,500,000	4,215
		25,555
Government Bonds 5.4%
Petroleos Mexicanos, 9.91%, 7/16/15	10,000,000	980
United Mexican States, 6.75%, 9/27/34 (USD) (4)	10,750,000	11,408
United Mexican States, 8.00%, 12/19/13	112,040,000	10,082
United Mexican States, 8.125%, 12/30/19 (USD)	4,000,000	4,818
United Mexican States, 9.00%, 12/22/11	20,000,000	1,891
United Mexican States, 10.00%, 12/5/24	18,800,000	1,953
		31,132
Warrants 0.0%
United Mexican States, Series E, Warrants, 6/30/07 (USD) (5)	2,000,000	40
		40
Total Mexico (Cost $56,104)		56,727
NORTH KOREA 0.2%
Government Bonds 0.2%
North Korea Debt Corp., Zero Coupon, 3/12/10 (DEM) (2)(5)	4,000,000	589
North Korea Debt Corp., Zero Coupon, 3/12/10 (CHF) (5)	2,000,000	363
Total North Korea (Cost $475)		952
PANAMA 0.9%
Government Bonds 0.9%
Republic of Panama, 6.70%, 1/26/36 (USD)	4,860,000	4,836
Republic of Panama, 9.625%, 2/8/11 (USD)	600,000	688
Total Panama (Cost $5,305)		5,524
PERU 2.0%
Government Bonds 2.0%
Republic of Peru, 5.00%, 3/7/17 (USD) (3)	2,964,000	2,927
Republic of Peru, 7.35%, 7/21/25 (USD) (4)	5,000,000	5,353
Republic of Peru, 8.75%, 11/21/33 (USD) (4)	2,500,000	3,081
Total Peru (Cost $10,458)		11,361
PHILIPPINES 4.8%
Corporate Bonds 1.1%
National Power, 9.648%, 8/23/11(USD) (3)(7)	5,500,000	6,105
		6,105
Government Bonds 3.7%
Republic of Philippines, 7.50%, 9/25/24 (USD)	6,174,000	6,398
Republic of Philippines, 7.75%, 1/14/31 (USD)	900,000	940
Republic of Philippines, 9.50%, 2/2/30 (USD) (4)	6,000,000	7,406
Republic of Philippines, 10.625%, 3/16/25 (USD) (4)	5,000,000	6,675
		21,419
Total Philippines (Cost $24,197)		27,524
RUSSIA 13.3%
Corporate Bonds 4.7%
Gazprom OAO, Regulation S shares, 8.625%, 4/28/34 (USD)	20,030,000	24,987
Gazprom OAO, 9.625%, 3/1/13 (USD)	2,000,000	2,365
		27,352
Government Bonds 8.6%
Russian Federation, 5.00%, 3/31/30 (USD) (3)	44,156,817	49,332
		49,332
Total Russia (Cost $72,443)		76,684
SERBIA 3.6%
Government Bonds 3.6%
Republic of Serbia, 3.75%, 11/1/24 (4)(3)	23,200,000	20,590
Total Serbia (Cost $20,908)		20,590
SOUTH AFRICA 1.5%
Government Bonds 1.5%
Republic of South Africa, 8.50%, 6/23/17 (USD)	7,000,000	8,435
Total South Africa (Cost $8,131)		8,435
TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.5%
National Gas Company Trinidad & Tobago
6.05%, 1/15/36 (USD) (4)	3,200,000	3,123
Total Trinidad And Tobago (Cost $3,032)		3,123
TURKEY 7.2%
Government Bonds 7.2%
Republic of Turkey, 6.875%, 3/17/36 (USD) (4)	18,500,000	16,881
Republic of Turkey, 7.25%, 3/15/15 (USD)	1,000,000	1,009
Republic of Turkey, 8.00%, 2/14/34 (USD) (4)	1,500,000	1,552
Republic of Turkey, 11.50%, 1/23/12 (USD) (4)	2,000,000	2,410
Republic of Turkey, 11.875%, 1/15/30 (USD) (4)	2,100,000	3,100
Republic of Turkey, 14.00%, 1/19/11	16,480,000	9,009
Republic of Turkey, 20.00%, 10/17/07	8,000,000	5,236
Republic of Turkey, 23.46%, 1/12/11 (3)	4,000,000	2,669
Total Turkey (Cost $43,635)		41,866
UKRAINE 0.4%
Government Bonds 0.4%
Government of Ukraine, 7.65%, 6/11/13 (USD) (4)	2,000,000	2,110
Total Ukraine (Cost $2,119)		2,110
URUGUAY 1.2%
Government Bonds 1.2%
Republic of Uruguay, 7.625%, 3/21/36 (USD)	2,000,000	2,002
Republic of Uruguay, 8.00%, 11/18/22 (USD)	4,500,000	4,770
Total Uruguay (Cost $6,712)		6,772
VENEZUELA 0.0%
Warrants 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD) (5)	7,140	261
Total Venezuela (Cost $0)		261
VIETNAM 2.3%
Government Bonds 2.3%
Republic of Vietnam, 6.25%, 3/12/28 (USD) (3)	4,750,000	4,560
Republic of Vietnam, 6.875%, 1/16/16 (USD)	8,500,000	8,893
Total Vietnam (Cost $12,274)		13,453
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	14,071,674	14,072
Total Short-Term Investments (Cost $14,072)		14,072
SECURITIES LENDING COLLATERAL 26.7%
Money Market Pooled Account 26.7%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (8)	154,419,975	154,420
Total Securities Lending Collateral (Cost $154,420)		154,420
Total Investments in Securities
125.7% of Net Assets (Cost $702,125)		$726,360

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(2)	Security is denominated in legacy currency indicated and trades in euro.
(3)	Floating-Rate Note
(4)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(5)	Non-income producing
(6)	In default with respect to payment of principal and interest
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$6,105 and represents 1.1% of net assets.
(8)	Seven-day yield
(9)	Affiliated company - see Note 4
BRL	Brazilian real
CHF	Swiss franc
DEM	German mark
EUR	Euro
FRF	French franc
MXN	Mexican peso
PDI	Past Due Interest Bond
TRY	Turkish lira
USD	U.S. Dollar

SWAPS 0.0%
Turkey 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Turkey, 7.25%, 3/15/15), Receive 3.00%
Pay upon credit default, 6/20/16 (USD)	2,000,000	0
Total Swaps (Premium Paid/Received $0)		0

Open Forward Currency Exchange Contracts at September 30, 2006 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JP Morgan	12/6/06	BRL	2,050	USD	881	$51
State Street Bank	12/8/06	USD	4,199	BRL	9,100	62
State Street Bank	12/8/06	USD	5,769	BRL	13,000	(141)
State Street Bank	12/8/06	USD	901	BRL	2,000	(8)
JP Morgan	11/22/06	USD	1,860	EUR	1,444	22
JP Morgan	10/12/06	USD	12,273	MXN	136,000	(103)
CS First Boston	10/12/06	USD	1,707	MXN	18,800	(4)
ABN Amro	11/14/06	USD	543	MXN	6,000	(2)
JP Morgan	10/18/06	USD	14,248	TRY	23,480	(1,134)
ABN Amro	10/18/06	USD	2,866	TRY	4,325	32

Net unrealized gain (loss) on open
forward currency exchange contracts						$(1,225)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $150,481,000; aggregate collateral consisted of $154,420,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $702,125,000. Net unrealized gain aggregated $22,991,000 at period-end, of which $32,614,000 related to appreciated investments and $9,623,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $677,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $14,072,000 and $17,712,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006